Long-term debt (Tables)	6 Months Ended
Jun. 30, 2025
Debt Disclosure [Abstract]
Schedule of Long Term Debt
Long-term debt consists of the following:

(millions of U.S. dollars unless otherwise noted)	Weighted average coupon	Maturity	Par value		June 30,	December 31,
Borrowing type					2025	2024
Senior unsecured revolving credit facilities (a)	—	2025-2028	N/A		$62.4	$250.7
Senior unsecured bank credit facilities and delayed draw term facility (b)	—	2026-2031	N/A		193.5	180.3
Commercial paper	—	2026	N/A		212.0	383.0
U.S. dollar borrowings
Senior unsecured notes (Green Equity Units)	5.37%	2026		$1,140.8	1,143.7	1,140.2
Senior unsecured notes (c)	4.25%	2027-2047		$2,195.0	2,183.9	2,181.8
Senior unsecured utility notes (d)	6.39%	2028-2035		$107.0	114.0	145.6
Senior secured utility bonds	4.81%	2026-2044		$845.7	828.4	849.2
Canadian dollar borrowings
Senior unsecured notes	3.32%	2050	C$	200.0	145.4	137.8
Senior secured project notes	10.21%	2027	C$	11.3	8.2	9.1
Chilean Unidad de Fomento borrowings
Senior unsecured utility bonds	3.63%	2028-2040	CLF	1.3	61.1	59.4
					$4,952.6	$5,337.1
Subordinated borrowings
Subordinated unsecured notes	5.25%	2082	C$	400.0	$289.5	$274.3
Subordinated unsecured notes	5.96%	2079-2082		$1,100.0	1,086.7	1,087.3
					$6,328.8	$6,698.7
Less: current portion					(308.2)	(491.7)
					$6,020.6	$6,207.0
The following table sets out the bank credit facilities available to AQN and its operating groups:

	June 30,	December 31,
(millions of U.S. dollars)	2025	2024
Revolving and term credit facilities	$2,368.4	$2,380.3
Funds drawn on facilities/commercial paper issued	(467.8)	(814.8)
Letters of credit issued	(30.3)	(26.2)
Liquidity available under the facilities	$1,870.3	$1,539.3
Undrawn portion of uncommitted letter of credit facilities	(67.4)	(63.3)
Cash on hand	54.3	34.8
Total liquidity and capital reserves	$1,857.2	$1,510.8

Schedule of Interest Expense	Total interest expenses recognized for the three and six months ended June 30, 2025 and 2024 consist of the following:

	Three months ended		Six months ended
	June 30		June 30
(millions of U.S. dollars)	2025	2024	2025	2024
Long-term debt	$74.7	$72.3	$150.0	$140.0
Commercial paper, credit facility draws and related fees	4.2	27.5	8.9	57.2
Accretion of fair value adjustments	(1.5)	(1.1)	(3.0)	(2.4)
AFUDC capitalized on regulated property	(1.4)	(1.1)	(3.5)	(3.1)
Other (a)	(8.2)	(4.4)	(13.2)	(8.9)
	$67.8	$93.2	$139.2	$182.8
7.Long-term debt (continued)